Property and Equipment (Details) - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
Property and Equipment
Cost	$ 54,180	$ 49,207
Accumulated depreciation	42,628	37,773
Net	11,552	11,434
Computer equipment and software
Property and Equipment
Cost	48,943	44,304
Accumulated depreciation	38,825	34,275
Furniture and fixtures
Property and Equipment
Cost	1,432	1,533
Accumulated depreciation	1,287	1,283
Leasehold improvements
Property and Equipment
Cost	994	1,076
Accumulated depreciation	730	660
Equipment installed with customers
Property and Equipment
Cost	2,314	1,936
Accumulated depreciation	1,786	1,555
Assets under construction
Property and Equipment
Cost	$ 497	$ 358